RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
As of December 31, 2024, the Company has no ultimate controlling shareholder. See also Note 20 for details regarding ownership structure.
COMPENSATION TO BOARD OF DIRECTORS AND SENIOR MANAGERS OF THE COMPANY
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer, Group Chief Financial Officer and Group General Counsel, who are considered to be key management personnel of the Company, as defined by IAS 24, Related Party Disclosures:

	2024	2023	2022

Short-term employee benefits	9	11	21
Share-based payment*	19	11	9
Termination benefits	—	—	—
Total compensation to the Board of Directors and senior management**	28	22	30
*Share-based payment represents the expense as recognized in accordance with IFRS 2, Share based payments, under VEON Ltd.’s Deferred Share Plan, Short-Term Incentive Plan and Long Term Incentive Plans as described in Note 5.
** The number of directors and senior managers vary from year to year. The group of individuals we consider to be senior managers has changed in recent years, including in 2022, a determination that the chief executive officers of our operating companies should no longer be classified as senior managers and in 2023 the reduction in the Group Executive Committee. As a result, for 2023 reporting, we have changed the total compensation perimeter for the Board of Directors and senior managers to reflect this internal view. Total compensation paid to the Board of Directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2024, 2023 and 2022.
Under the Company’s bye-laws, the Board of Directors of the Company established a Remuneration and Governance Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.
Compensation of Group Executive Committee
The following table sets forth the total remuneration expense to the Group Executive Committee for the periods indicated (gross amounts whole US$ equivalents). For further details on compensation and changes to the Board of Directors and Group Executive Committee, please refer to the Explanatory notes below.

In whole US dollars	Kaan Terzioglu	Joop Brakenhoff	Omiyinka Doris	Serkan Okandan
	Group CEO	Group CFO and Former Group Chief Internal Audit & Compliance Officer*	Group General Counsel**	Former Group CFO***
2024
Short-term employee benefits
Base salary	1,376,535	817,739	700,919	—
Annual incentive	2,150,836	512,723	219,738	—
Other	320,801	137,627	120,714	—
Long-term employee benefits	—	—	—	—
Share-based payments ****	6,203,914	1,767,039	1,667,980	—
Termination benefits	—	—	—	—
Total remuneration expense	10,052,086	3,235,128	2,709,351	—

2023
Short-term employee benefits
Base salary	1,430,580	739,619	655,998	467,128
Annual incentive	1,171,039	425,894	398,268	529,839
Other	222,048	228,442	114,495	439,509
Long-term employee benefits	—	—	—	—
Share-based payments *****	5,022,173	1,386,365	716,884	1,557,481
Termination benefits	—	—	—	—
Total remuneration expense	7,845,840	2,780,320	1,885,645	2,993,957
* Mr. Brakenhoff was appointed as Group Chief Financial Officer on May 1, 2023.
** Ms. Doris was appointed as Group General Counsel on June 1, 2023.
*** Mr. Okandan remained a GEC member until April 30, 2023.
**** The share-based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards and LTIP market condition-based awards granted in 2023 and 2024, which will vest on December 31, 2025 and December 31, 2026, respectively. It also includes LTIP market condition-based award granted in 2022 that did not vest as of December 31, 2024 as the market condition not satisfied, accordingly the recipients did not receive these awards. Refer to Note 5 for further discussion of the awards and share-based payment accounting policies. Individual awards for each Group Executive Committee member where applicable are detailed within Item 6B – Compensation.
***** The share-based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards and LTIP market condition-based awards granted in 2022 and 2023, having vesting date of December 31, 2024 and December 31, 2025, respectively. It also includes LTIP market condition-based award granted in 2021 that did not vest as of December 31, 2023 as the market condition not satisfied, accordingly the recipients did not receive these awards. Refer to Note 5 for further discussion of the awards and share-based payment accounting policies. Individual awards for each Group Executive Committee member where applicable are detailed within Item 6B – Compensation.
Explanatory notes for the year ended December 31, 2024
Base salary includes any holiday allowances and acting allowances in cash pursuant to the terms of an individual’s employment agreement. Annual incentive expense includes amounts accrued under the cash portion of the short-term incentive in respect of performance during the current year, as well as any special recognition, performance and/or transaction bonuses. Other short-term employee benefits include certain allowances (for example, pension allowance, car allowance, etc.), special awards, and support (for example, relocation support).
Share-based payment expense relates to amounts related to the share portion of the short-term incentive plan (“STIP”), long-term incentive plan (“LTIP”) and the 2021 deferred share plan (“2021 DSP”), see below for further details and as described in Note 5. All awards granted to the GEC are equity-settled awards (unless otherwise indicated) granted in line with VEON’s incentive plans and from time to time certain one-off awards are granted related to specific strategies described below. All mentions of common shares within shall be considered at a 25:1 ratio compared the Company’s ADS traded on the NASDAQ:

In 2024, a total of 16,706,070 awards (2023: 17,484,150) were granted to GEC members and a total of 6,248,711 awards vested in 2024 (2023: 5,117,031). Furthermore, a total of 6,076,829 (2023: nil) awards under the LTIP granted in 2022 (see Note 5 for further details) did not meet the market performance vesting condition and therefore lapsed as of December 31, 2024. In 2024, a total of 6,296,795 (2023: 909,268) awards vested were transferred net of withholding taxes or cash-settled to the GEC members and former GEC members. As of December 31, 2024 there were 2,729,000 (2023: 3,766,287) awards vested which were not yet transferred to GEC members.

The above paragraph includes the below discretionary awards for years ended December 31, 2024 and 2023:
In January 2024, Mr. Kaan Terzioglu was granted 3,201,250 common shares under LTIP. In July 2024, these shares vested after meeting the required performance objectives, whereby a portion (472,250 shares) was settled in cash for US$0.5 in August 2024 and the remaining shares (2,729,000 shares) are expected to be transferred after August 2025.
In April 2024, Mr. Joop Brakenhoff was granted and immediately vested in 434,549 equity settled common shares under the 2021 DSP for successfully completing key projects. In April 2024, Ms. Omiyinka Doris was granted and immediately vested in 372,470 equity-settled awards in common shares under the 2021 DSP for successfully completing key projects.
On July 19, 2023, 261,100 common shares, were granted with immediate vesting to Ms. Omiyinka Doris.
Changes in Group Executive Committee
On November 1, 2022, Omiyinka Doris was appointed Acting Group General Counsel. On June 16, 2023, VEON announced that Omiyinka Doris has been appointed Group General Counsel in a permanent capacity, effective June 1, 2023, and will continue as a member of the GEC.
On March 15, 2023, VEON announced the appointment of Joop Brakenhoff as Group Chief Financial Officer (CFO), effective from May 1, 2023. Mr. Brakenhoff replaced Serkan Okandan whose three-year contract as Group CFO expired at the end of April 2023. Mr. Okandan continued to serve VEON as a special advisor to the Group CEO and CFO.
Compensation of Board of Directors
The total remuneration expense of the Board of Directors (including retainer, committee fees and other compensation) for the year ended December 31, 2024 was US$12 (2023: US$7).
Explanatory notes for the year ended December 31, 2024
Other compensation includes share-based payment expense and relates to amounts related to the share portion of the 2021 DSP, see below for further details and as described in Note 5. These grants aim to align the interests of the Board members with the long-term success and growth of the company, encouraging their active participation in driving shareholder value and recognizing their extraordinary efforts in supporting the VEON success. All awards granted to the Board are equity-settled awards (unless otherwise indicated) granted in line with VEON’s 2021 Plan and from time to time certain one-off awards are granted related to specific strategies described below:
In 2024, a total of 20,666,775 awards (2023: 2,500,000) were granted to Board of Directors of which 3,797,650 (2023: 750,000) were cash-settled awards. A total of 4,916,775 (2023: 2,500,000) awards vested in 2024. In 2024, a total of 2,898,225 (2023: 1,571,175) awards vested were transferred net of withholding taxes or cash-settled to the Board of Directors. As of December 31, 2024 there were 3,095,300 (2023: 1,250,000) awards vested which were not yet transferred of which 1,547,650 (2023: 750,000) are cash-settled awards representing a liability of US$2 (2023: US$1).
In March 2025, US$1 was transferred to a current board member, related to the settlement of 773,825 common shares, originally granted and vested in 2024 under Deferred Share Plan (“DSP”).
The above paragraph includes the below discretionary awards for years ended December 31, 2024 and 2023:

In April 2024, VEON Ltd. granted a one-time, discretionary share-based award of 1,000,000 equity-settled awards and 2,000,000 cash-settled awards in common under the 2021 DSP to its current and former Board of Directors serving the 2023 - 2024 term. In July 2024, cash settled awards of 1,000,000 shares awarded to a current Board member and a former Board member were modified to equity settled grants. The Board members are restricted from trading the awarded equity for a minimum of one year following the grant date.

In July 2023, VEON Ltd. granted a one-off discretionary share-based award was awarded to the members of the Board of Directors of VEON Ltd. serving for the Board term 2022-2023 of 1,750,000 equity settled awards and 750,000 cash settled awards were granted with immediate vesting to current and former members of VEON’s Board. In 2024, related to the aforementioned grant, 250,000 equity-settled awards were modified into cash-settled awards.
Changes in Board of Directors
On May 31, 2024, VEON held its Annual General Meeting during which the Company’s shareholders approved the recommended slate of seven directors as VEON’s new Board. The new members consist of former U.S. Secretary of State Michael R. Pompeo, Sir Brandon Lewis and Duncan Perry, who will serve alongside the incumbent directors Augie K. Fabela II, Andrei Gusev, Michiel Soeting and VEON Group CEO Kaan Terzioglu. Following the Annual General Meeting, the new Board held its inaugural meeting, and elected VEON’s Founder and Chairman Emeritus Augie K Fabela II as the Chairman.
On June 29, 2023, at its Annual General Meeting, VEON shareholders approved the Board recommended slate of seven directors, including six directors currently serving on the Board – Augie Fabela, Yaroslav Glazunov, Andrei Gusev, Karen Linehan, Morten Lundal and Michiel Soeting – and Kaan Terzioğlu, the Chief Executive Officer (CEO) of the VEON Group.
In July 2023, the Board elected Morten Lundal as the Chair in its first meeting following the 2023 AGM. The Board also changed its committee structure, with the current committees established by the Board of directors being the Audit and Risk Committee and the Remuneration and Governance Committee.
OTHER RELATED PARTY TRANSACTIONS
Impact Investments
On June 7, 2024, the Company entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with Impact Investments which will provide strategic support and board advisory services to the Company and JSC Kyivstar (a wholly owned indirect subsidiary of the Company). Michael Pompeo, who was appointed to the Board of Directors of the Company on May 31, 2024, serves as Executive Chairman of Impact Investments. In exchange for the services provided, the Company will pay Impact Investments US$0.1 in cash per month on or about the 7th day of each month during the term of the 2024 Agreement. Further, the Company has entered into three share warrant agreements with Impact Investments (hereby “Warrant A”, “Warrant B”, and “Warrant C”), with a value of $12, $2, and $2 worth of common shares in the capital of the Company, respectively to be settled in equity. Warrant A vest ratably semi-annually over a period of three years subject to achievement of vesting conditions. One half of Warrant B will vest on the date that is six months after the three years anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant B will vest on the four years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. One half of Warrant C will vest on the date that is six months after the four years’ anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant C will vest on the five years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. The number of common shares to be transferred will be determined on the vesting date based on the 90-day average trading price. Finally, the Company, in its sole discretion, may pay Impact Investments an additional fee up to $3 subject to completion of certain strategic objectives.
As of December 31, 2024 US$0.4 of expense has been recognized related to the monthly cash payments and US$5 of expense has been recognized related to Warrant A. As a variable number of awards is granted based on the share price at vesting, the grant date fair value of Warrant A is based indirectly based on the fair value of the awards granted of $12. Warrants B and C are not considered granted until the 2024 Agreement is extended for the fourth and fifth years, respectively. As of December 31, 2024, no expense has been recognized related to Warrant B, Warrant C, or the discretionary cash payments.
On December 7, 2024, the first tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADS) or 1,659,640 common shares (equal to 66,385 ADS) vested.
On June 7, 2024, the Company and Impact Investments also entered into a termination letter in connection with a letter agreement between the Company and Impact Investments dated November 16, 2023. Under the terms of the termination letter, the Company paid Impact Investments US$2 in common shares or 2,066,954 shares (equal to 82,678 ADS), which common shares were determined on the basis of the 90-day average trading price of the VEON common shares as of the date of the termination letter. These common shares were transferred to Impact Investments in August 2024 and expense of US$2 was recognized as a result, for strategic support and board advisory services to JSC Kyivstar performed by Impact Investments under the letter agreement between the Company, JSC Kyivstar and Impact Investments dated November 16, 2023.